Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000012035 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[2]
C000012035 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[1]
C000012035 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[1]
C000012035 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[1]
C000012035 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000012035 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000012035 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000012035 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000012035 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000012035 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000012035 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000012035 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000012035 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000012035 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000012035 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000012035 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
C000012035 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.10%	[1]
C000012045 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3],[4]
C000012045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
C000012045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000012045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000012045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000012045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000012045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[3]
C000012045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[3]
C000012045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000012045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000012045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[3]
C000012045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[3]
C000012045 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.60%	[3]
C000012045 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.90%	[3]
C000012045 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000012045 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000012045 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000012045 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000012045 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	23.40%	[3]
C000012045 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000012045 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	15.10%	[3]
C000012045 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000012056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[5]
C000012056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000012056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000012056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[5]
C000012056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[5]
C000012056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[5]
C000012056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000012056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000012056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000012056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[5]
C000012056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[5]
C000012056 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000012056 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000012056 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000012056 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000012056 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000012056 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000012056 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.10%	[5]
C000012056 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000012056 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000012056 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000012056 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012067 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[6]
C000012067 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[6]
C000012067 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[6]
C000012067 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[6]
C000012067 [Member] | Nippon Telegraph And Telephone Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000012067 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000012067 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000012067 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000012067 [Member] | Mitsubishi Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000012067 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000012067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[6]
C000012067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[6]
C000012067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[6]
C000012067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[6]
C000012067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[6]
C000012067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[6]
C000012067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[6]
C000012067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000012067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[6]
C000012067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[6]
C000012067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[6]
C000012078 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[7]
C000012078 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[7]
C000012078 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[7]
C000012078 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[7]
C000012078 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[7]
C000012078 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[7]
C000012078 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000012078 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7]
C000012078 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%	[7]
C000012078 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
C000012078 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	6.50%	[7]
C000012078 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.70%	[7]
C000012078 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	62.60%	[7]
C000012078 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	24.20%	[7]
C000012078 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000012089 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[8],[9]
C000012089 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[8]
C000012089 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[8]
C000012089 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%	[8]
C000012089 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[8]
C000012089 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[8]
C000012089 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000012089 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	13.10%	[8]
C000012089 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.20%	[8]
C000012089 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%	[8]
C000012089 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000012089 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.20%	[8]
C000012089 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000012089 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%	[8]
C000012089 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000012089 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000012089 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000012100 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[10],[11]
C000012100 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[10]
C000012100 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[10]
C000012100 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[10]
C000012100 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[10]
C000012100 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000012100 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.70%	[10]
C000012100 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.90%	[10]
C000012100 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000012100 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.90%	[10]
C000012100 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.80%	[10]
C000012100 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.80%	[10]
C000012100 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.90%	[10]
C000012100 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%	[10]
C000012100 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000012100 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000012102 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[12],[13]
C000012102 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[12]
C000012102 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[12]
C000012102 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[12]
C000012102 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[12]
C000012102 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[12]
C000012102 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000012102 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.50%	[12]
C000012102 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000012102 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000012102 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.20%	[12]
C000012102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.30%	[12]
C000012102 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.20%	[12]
C000012102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.30%	[12]
C000012102 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%	[12]
C000012102 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.70%	[12]
C000012102 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%	[12]
C000012103 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[14],[15]
C000012103 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[14]
C000012103 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[14]
C000012103 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[14]
C000012103 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[14]
C000012103 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[14]
C000012103 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000012103 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.80%	[14]
C000012103 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.40%	[14]
C000012103 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.30%	[14]
C000012103 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.80%	[14]
C000012103 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.70%	[14]
C000012103 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.70%	[14]
C000012103 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000012103 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.10%	[14]
C000012103 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.10%	[14]
C000024194 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[16],[17]
C000024194 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%	[16]
C000024194 [Member] | Automobiles And Components [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[16]
C000024194 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[16]
C000024194 [Member] | Consumer Durables And Apparel [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[16]
C000024194 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.10%	[16]
C000024194 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[16]
C000024194 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%	[16]
C000024194 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.30%	[16]
C000024194 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.10%	[16]
C000024194 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.60%	[16]
C000024194 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.50%	[16]
C000024194 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%	[16]
C000024194 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000024194 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.40%	[16]
C000024195 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[18],[19]
C000024195 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[18]
C000024195 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[18]
C000024195 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[18]
C000024195 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[18]
C000024195 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[18]
C000024195 [Member] | Distillers And Vintners [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[18]
C000024195 [Member] | Brewers [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[18]
C000024195 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[18]
C000024195 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[18]
C000024195 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[18]
C000024195 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[18],[20]
C000024195 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.30%	[18]
C000024195 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.70%	[18]
C000024195 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.60%	[18]
C000024195 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%	[18]
C000024195 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.20%	[18]
C000024195 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.10%	[18]
C000024195 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.20%	[18]
C000024195 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.50%	[18]
C000024195 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.40%	[18]
C000024195 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%	[18]
C000024196 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[21],[22]
C000024196 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[21]
C000024196 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	69.30%	[21]
C000024196 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[21]
C000024196 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%	[21]
C000024196 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[21]
C000024196 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%	[21]
C000024196 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%	[21]
C000024196 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%	[21]
C000024196 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.00%	[21]
C000024196 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.90%	[21]
C000024196 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.90%	[21]
C000024196 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.50%	[21]
C000024196 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.90%	[21]
C000024197 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[23],[24]
C000024197 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[23]
C000024197 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[23]
C000024197 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[23]
C000024197 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[23]
C000024197 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[23]
C000024197 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%	[23]
C000024197 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%	[23]
C000024197 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%	[23]
C000024197 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.20%	[23]
C000024197 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.30%	[23]
C000024197 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%	[23]
C000024197 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%	[23]
C000024197 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%	[23]
C000024197 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.00%	[23]
C000024197 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	0.70%	[23]
C000024198 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[25],[26]
C000024198 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%	[25]
C000024198 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%	[25]
C000024198 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[25]
C000024198 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[25]
C000024198 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[25]
C000024198 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.90%	[25]
C000024198 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%	[25]
C000024198 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%	[25]
C000024198 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.60%	[25]
C000024198 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.60%	[25]
C000024198 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.00%	[25]
C000024198 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%	[25]
C000024198 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.00%	[25]
C000024198 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.60%	[25]
C000024198 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.80%	[25]
C000049095 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[27]
C000049095 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[27]
C000049095 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[27]
C000049095 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[27]
C000049095 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[27]
C000049095 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27]
C000049095 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27]
C000049095 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[27]
C000049095 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[27]
C000049095 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	39.90%	[27]
C000049095 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.60%	[27]
C000049095 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	30.80%	[27]
C000049095 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.80%	[27]
C000049095 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	6.90%	[27]
C000053784 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[28],[29]
C000053784 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%	[28]
C000053784 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[28]
C000053784 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[28]
C000053784 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[28]
C000053784 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[28]
C000053784 [Member] | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%	[28]
C000053784 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[28]
C000053784 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.20%	[28]
C000053784 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.60%	[28]
C000053784 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.80%	[28]
C000053784 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.00%	[28]
C000053784 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[28]
C000053784 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.30%	[28]
C000053784 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.90%	[28]
C000053784 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.80%	[28]
C000053784 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.50%	[28]
C000053784 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[28]
C000064225 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[30]
C000064225 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[30]
C000064225 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[30]
C000064225 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[30]
C000064225 [Member] | ITC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[30]
C000064225 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000064225 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[30]
C000064225 [Member] | Larsen And Toubro Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[30]
C000064225 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[30]
C000064225 [Member] | State Bank of India [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[30]
C000064225 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[30]
C000064225 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[30]
C000064225 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[30]
C000064225 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000064225 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[30]
C000064225 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[30]
C000064225 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[30]
C000064225 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[30]
C000064225 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[30]
C000064225 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000065073 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%	[31]
C000065073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[31]
C000065073 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[31]
C000065073 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	38.30%	[31]
C000065073 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	24.40%	[31]
C000065073 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	17.40%	[31]
C000065073 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	5.00%	[31]
C000065073 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	10.00%	[31]
C000065073 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	4.90%	[31]
C000065076 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[32],[33]
C000065076 [Member] | Paper Products [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%	[32]
C000065076 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[32]
C000065076 [Member] | Paper And Plastic Packaging Products And Materials [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[32]
C000065076 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[32]
C000065076 [Member] | Homebuilding Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[32]
C000065076 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%	[32]
C000065076 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.70%	[32]
C000065076 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%	[32]
C000065076 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	9.10%	[32]
C000065076 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	30.60%	[32]
C000065076 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%	[32]
C000065076 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.20%	[32]
C000065076 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%	[32]
C000065076 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.90%	[32]
C000065076 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	9.00%	[32]
C000168437 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[34],[35]
C000168437 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[34]
C000168437 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[34]
C000168437 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[34]
C000168437 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[34]
C000168437 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[34]
C000168437 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[34]
C000168437 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[34]
C000168437 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[34]
C000168437 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[34]
C000168437 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[34]
C000168437 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[34]
C000168437 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	19.80%	[34]
C000168437 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.10%	[34]
C000168437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.90%	[34]
C000168437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.90%	[34]
C000168437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.70%	[34]
C000168437 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.90%	[34]
C000168437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%	[34]
C000168437 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%	[34]
C000168437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.40%	[34]
C000168437 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.40%	[34]
C000201209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	90.70%	[36]
C000201209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[36]
C000201209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[36]
C000201209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[36],[37]
C000201209 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%	[36]
C000201209 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%	[36]
C000201209 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.40%	[36]
C000201209 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	0.00%	[36],[37]
C000201209 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.90%	[36]
C000201209 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	88.50%	[36]
C000201209 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	0.00%	[36],[37]
C000224636 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[38],[39]
C000224636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[38]
C000224636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[38]
C000224636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[38]
C000224636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[38]
C000224636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[38]
C000224636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[38]
C000224636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[38]
C000224636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[38]
C000224636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[38]
C000224636 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[38]
C000224636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[38]
C000224636 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	17.60%	[38]
C000224636 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.30%	[38]
C000224636 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.90%	[38]
C000224636 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	6.20%	[38]
C000224636 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.70%	[38]
C000224636 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%	[38]
C000224636 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%	[38]
C000224636 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%	[38]
C000224636 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%	[38]
C000224636 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.70%	[38]
C000235105 [Member] | Cleanspark Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[40]
C000235105 [Member] | Iris Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[40]
C000235105 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[40]
C000235105 [Member] | Riot Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[40]
C000235105 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[40]
C000235105 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[40]
C000235105 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[40]
C000235105 [Member] | MARA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[40]
C000235105 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[40]
C000235105 [Member] | Core Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[40]
C000235105 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	74.20%	[40]
C000235105 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[40]
C000235105 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[40]
C000238488 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[41]
C000238488 [Member] | Westinghouse Air Brake Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[41]
C000238488 [Member] | Xylem Inc New York [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[41]
C000238488 [Member] | Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[41]
C000238488 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[41]
C000238488 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[41]
C000238488 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[41]
C000238488 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[41]
C000238488 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[41]
C000238488 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[41]
C000238488 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[41]
C000238488 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[41]
C000238488 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[41]
C000238488 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%	[41]
C000240080 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[42]
C000240080 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[42]
C000240080 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[42]
C000240080 [Member] | Unity Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[42]
C000240080 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[42]
C000240080 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[42]
C000240080 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[42]
C000240080 [Member] | Kakao Games Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[42]
C000240080 [Member] | Krafton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[42]
C000240080 [Member] | Dassault Systemes SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[42]
C000240080 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[42]
C000240080 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[42]
C000240080 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[42]
C000240080 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[42],[43]
C000240080 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[42]
C000240080 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[42]
C000240080 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[42]
C000240080 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[42]
C000241778 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[44]
C000241778 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[44]
C000241778 [Member] | Grupo Mexico SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[44]
C000241778 [Member] | Antofagasta PLC [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[44]
C000241778 [Member] | Southern Copper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[44]
C000241778 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[44]
C000241778 [Member] | Amman Mineral Internasional PT [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[44]
C000241778 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[44]
C000241778 [Member] | First Quantum Minerals Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[44]
C000241778 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[44]
C000241778 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[44]
C000241778 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[44]
C000241778 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[44]
C000241778 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[44]
C000241780 [Member] | Mineral Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[45]
C000241780 [Member] | Pilbara Minerals Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[45]
C000241780 [Member] | POSCO Future M Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[45]
C000241780 [Member] | Sociedad Quimica y Minera de Chile SA [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[45]
C000241780 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[45]
C000241780 [Member] | Lithium Americas Argentina Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[45]
C000241780 [Member] | Sigma Lithium Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[45]
C000241780 [Member] | Arcadium Lithium PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[45]
C000241780 [Member] | CosmoAM And T Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[45]
C000241780 [Member] | Liontown Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[45]
C000241780 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[45]
C000241780 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[45]
C000241780 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[45]
C000241780 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[45]
C000241780 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[45]
C000241780 [Member] | Commodity Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[45]
C000241780 [Member] | Industrial Machinery And Supplies And Components [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[45]
C000241780 [Member] | IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[45]

[1]	Excludes money market funds.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	Excludes money market funds.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[10]	Excludes money market funds.
[11]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[12]	Excludes money market funds.
[13]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[14]	Excludes money market funds.
[15]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[16]	Excludes money market funds.
[17]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[18]	Excludes money market funds.
[19]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[20]	Ten largest industries are presented. Additional industries are found in Other.
[21]	Excludes money market funds.
[22]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[23]	Excludes money market funds.
[24]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[25]	Excludes money market funds.
[26]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[27]	Excludes money market funds.
[28]	Excludes money market funds.
[29]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[30]	Excludes money market funds.
[31]	Excludes money market funds.
[32]	Excludes money market funds.
[33]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[34]	Excludes money market funds.
[35]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[36]	Excludes money market funds.
[37]	Rounds to less than 0.1%.
[38]	Excludes money market funds.
[39]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[40]	Excludes money market funds
[41]	Excludes money market funds.
[42]	Excludes money market funds.
[43]	Rounds to less than 0.1%.
[44]	Excludes money market funds.
[45]	Excludes money market funds.